Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Land Use Rights, Net

	December 31,
	2015	2016
Land use rights	$2,321	$2,189
Less: accumulated amortization	(192)	(223)

Land use rights, net	$2,129	$1,966

Summary of Land Use Right, Net for Discontinued Operations	Land use right, net for discontinued operations:

	December 31,
	2015	2016
Land use rights	$8,259	$7,705
Less: accumulated amortization	(785)	(885)

Land use rights, net	$7,474	$6,820